AVAILABLE-FOR-SALE MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES
NOTE 3:-	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

	December 31, 2011				December 31, 2010
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
Governmental debentures	$251	$-	$-	$251	$1,022	$1	$-	$1,023
Federal Home Loan Bank	-	-	-	-	807	-	-	807
Corporate debentures	2,237	2	(1)	2,238	210	3	-	213

	2,488	2	(1)	2,489	2,039	4	-	2,043
Available-for-sale - matures after one year through three years:
Governmental debentures	7,782	24	-	7,806	8,418	1	(4)	8,415
Federal Home Loan Bank	-	-	-	-	201	-	(1)	200
Corporate debentures	7,265	29	(9)	7,285	4,896	-	(23)	4,873

	15,047	53	(9)	15,091	13,515	1	(28)	13,488

	$17,535	$55	$(10)	$17,580	$15,554	$5	$(28)	$15,531

During 2010, the Company sold its entire ARS portfolio, and reclassified the loss recorded in accordance with ASC No. 320 in the accumulated other comprehensive loss in the amount of $ 5,474 to financing expenses, net and recognized an additional loss of $ 2,238.